Provision For Income Taxes And Deferred Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Increase (decrease) through business combinations, deferred tax liability (asset)	$ 2.0
Deferred tax liability (asset)	1.8
Deferred tax liabilities	82.3
One-time tax Benefit	4.7
Canadian non-capital losses carried forward [member]
Statements [Line Items]
Operating loss carryforward	66.1	$ 57.2
State and Local Jurisdiction [member]
Statements [Line Items]
Deferred tax assets valuation allowance	138.3	99.3
U.S. federal country [member]
Statements [Line Items]
Operating loss carryforward	$ 30.8	$ 27.7